CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY(DEFICIT) ¥ in Thousands	CNY (¥)	USD ($)	Class B Ordinary Shares CNY (¥) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Class B Ordinary Shares CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interest CNY (¥)
Balance, Beginning at Dec. 31, 2013	¥ (86,672)			¥ 68			¥ 8,034		¥ 2,326	¥ (97,100)
Balance, Share Beginning at Dec. 31, 2013 | shares				10,000,000	10,000,000
Preferred shares accretion	(9,480)						(9,480)
Share-based compensation expenses	3,882						3,882
Net loss	(37,260)									(37,260)
Foreign currency translation adjustments, net of tax	(2,006)								(2,006)
Balance, Ending at Dec. 31, 2014	(131,536)			¥ 68			2,436		320	(134,360)
Balance, Share Ending at Dec. 31, 2014 | shares				10,000,000	10,000,000
Preferred shares accretion	(19,707)						(11,242)			(8,465)
Share-based compensation expenses	8,806						8,806
Net loss	(48,835)									(48,819)	¥ (16)
Capital injection in a subsidiary by non-controlling interests shareholder	400										400
Foreign currency translation adjustments, net of tax	(19,372)								(19,372)
Balance, Ending at Dec. 31, 2015	(210,244)			¥ 68					(19,052)	(191,644)	384
Balance, Share Ending at Dec. 31, 2015 | shares			5,456,539	10,000,000	10,000,000
Preferred shares accretion	(16,725)						(7,981)			(8,744)
Share-based compensation expenses	10,629						10,629
Net loss	(67,746)	$ (9,757,000)								(67,693)	(53)
Issuance of ordinary shares upon Initial public offering ("IPO")	615,032			¥ 51	$ 7,705,000		614,981
Initial public offering costs	(33,884)						(33,884)
Conversion of preferred shares to Class B ordinary shares (in shares) | shares						12,030,166
Conversion of preferred shares to Class B ordinary shares	(507,327)		¥ 507,327			¥ 80		¥ 507,247
Foreign currency translation adjustments, net of tax	8,173	1,177,000							8,173
Balance, Ending at Dec. 31, 2016	¥ 812,562	$ 117,033,000		¥ 199			¥ 1,090,992		¥ (10,879)	¥ (268,081)	¥ 331
Balance, Share Ending at Dec. 31, 2016 | shares			25,191,705	29,735,166	29,735,166